Accounts receivable and contract assets - Schedule of reconciliation of changes in contract assets (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivables and contract assets
Balance at beginning of year	$ (136)	$ (247)
Provision	(853)	(1,384)
Reversal	984	1,430
Translation to presentation currency	(5)	65
Balance at end of period	$ (10)	$ (136)